Shareholders' Equity - Summary of Stock Option and RSU Award Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding, beginning balance (in shares)	2,489,277	3,812,242
Stock options granted (in shares)	215,893	258,163
Stock options exercised (in shares)	(1,494,840)	(1,530,759)
Stock options forfeited (in shares)	(56,464)	(50,369)
Stock options outstanding, ending balance (in shares)	1,153,866	2,489,277	3,812,242
Stock options exercisable (in shares)	808,395
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price of stock options outstanding, beginning (in dollars per share)	$ 103.76	$ 54.59
Weighted average exercise price of stock options granted (in dollars per share)	1,380.21	505.69
Weighted average exercise price of stock options exercised (in dollars per share)	72.64	46.26
Weighted average exercise price of stock options forfeited (in dollars per share)	873.63	189.56
Weighted average exercise price of stock options outstanding, ending (in dollars per share)	345.23	$ 103.76	$ 54.59
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 98.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining Contractual Term [Abstract]
Remaining contractual term of stock options outstanding	5 years 8 months 1 day	5 years 5 months 12 days	6 years 1 month 20 days
Remaining contractual term of stock options exercisable	4 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value of stock options outstanding, beginning	$ 2,559,442	$ 1,307,565
Aggregate intrinsic value of stock options outstanding, ending	1,190,972	$ 2,559,442	$ 1,307,565
Aggregate intrinsic value of stock exercisable	$ 1,034,179
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of stock options outstanding, beginning (in dollars per share)	$ 0	$ 0
Weighted average grant date fair value of stock options granted (in dollars per share)	579.85	197.26
Weighted average grant date fair value of stock options outstanding, ending (in dollars per share)	$ 0	$ 0	$ 0
Legacy Option Plan | Class B Multiple Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	247,437
Stock Option Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	876,346
6 River Systems 2016 Amended and Restated Stock Option and Grant Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	30,083
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Outstanding [Roll Forward]
RSUs outstanding, beginning (in shares)	1,112,967	1,939,918
RSUs granted (in shares)	562,084	473,697
RSUs settled (in shares)	(693,448)	(1,176,637)
RSUs forfeited (in shares)	(137,785)	(124,011)
RSUs outstanding, ending (in shares)	843,818	1,112,967	1,939,918
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of RSUs outstanding, beginning (in dollars per share)	$ 377.08	$ 159.13
Weighted average grant date fair value of RSUs granted (in dollars per share)	1,410.19	645.99
Weighted average grant date fair value of RSUs settled (in dollars per share)	309.83	138.04
Weighted average grant date fair value of RSUs settled (in dollars per share)	648.15	262.93
Weighted average grant date fair value of RSUs outstanding, ending (in dollars per share)	$ 1,076.26	$ 377.08	$ 159.13